Note 11 - Stock-based Compensation - Schedule of Stock Options-10Q (Details) - The 2017 Stock Incentive Plan [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Options outstanding, balance (in shares)	18,093	32,706	32,706
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 101.04	$ 96.24	$ 96.24
Granted (in shares)	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0
Exercised (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Cancelled and forfeited (in shares)	0	(14,613)
Cancelled and forfeited, weighted average exercise price (in dollars per share)	$ 0	$ 88.17
Options outstanding, balance (in shares)	18,093	18,093	18,093
Options outstanding, balance, weighted average exercise price (in dollars per share)	$ 101.04	$ 101.04	$ 101.04
Options exercisable at December 31: (in shares)	18,093	18,093
Options exercisable, weighted average exercise price (in dollars per share)	$ 101.04	$ 101.04